Stock-Based Compensation - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions							12 Months Ended
	Nov. 25, 2021 shares	Oct. 20, 2021 shares	Jul. 31, 2021 shares	Mar. 21, 2020 shares	Oct. 19, 2019 shares	Aug. 03, 2019 shares	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2020 INR (₨)	Jul. 31, 2016 INR (₨) shares	Jun. 30, 2013 INR (₨) shares	Jun. 30, 2010 INR (₨) shares	Jun. 30, 2007 INR (₨) shares	Jun. 30, 2005 INR (₨) shares	Jun. 30, 2003 INR (₨) shares	Jan. 31, 2000 INR (₨) shares	Sep. 20, 2019 ₨ / shares shares	Sep. 19, 2019 ₨ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, intrinsic value of options exercised at grant date										₨ 0.0
Stock-based compensation, aggregate intrinsic value of options exercised at exercise date							₨ 22,077.7		₨ 26,446.8	13,339.6
Stock-based compensation, aggregate intrinsic value of options outstanding at grant date							2.7		0.5
Stock-based compensation, aggregate intrinsic value of options outstanding							46,605.0		72,288.5
Stock-based compensation, aggregate intrinsic value of options exercisable at grant date							0.5		0.5
Stock-based compensation, aggregate intrinsic value of options exercisable							28,340.0		42,485.6
Stock-based compensation, total stock compensation cost recognized under the plans							₨ 13,874.5	$ 182.9	₨ 10,603.5	₨ 7,476.1
Stock-based compensation, unvested options, outstanding | shares							92,784,900		103,715,500
Stock-based compensation, unvested options, weighted average exercise price | ₨ / shares							₨ 1,273.6		₨ 1,206.3
Stock-based compensation, unvested options, aggregate intrinsic value at grant date							₨ 2.1		₨ 0.0
Stock-based compensation, unvested options, aggregate intrinsic value as at end of period							18,265.0		₨ 29,802.9
Stock-based compensation, total estimated compensation cost to be recognized in future periods							₨ 14,999.2
Equity shares, par value | ₨ / shares							₨ 1		₨ 1									₨ 1	₨ 2
Equity shares, issued | shares							5,545,540,976		5,512,776,482									5,470,763,894
Share-based payment arrangement, expense, tax benefit									₨ 0.0
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity shares, par value | ₨ / shares																		₨ 2
Employees Stock Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)									1 year 3 days
Employees Stock Option Scheme | Plan ''A''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares																	100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved																	₨ 100.0
Employees Stock Option Scheme | Plan ''B''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares																100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved																₨ 100.0
Employees Stock Option Scheme | Plan ''C''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares															100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved															₨ 100.0
Employees Stock Option Scheme | Plan ''D''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares														150,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved														₨ 150.0
Employees Stock Option Scheme | Plan "E"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares													200,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved													₨ 200.0
Employees Stock Option Scheme | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares												200,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved												₨ 200.0
Employees Stock Option Scheme | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares											200,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved											₨ 200.0
Employees Stock Option Scheme | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, expiration							5 years	5 years
Scheme XXVII | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares	238,000
Scheme XXXII | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares						578,000
Scheme XXXIII | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares					46,175,200
Scheme XXXIV | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares				1,020,400
Scheme XXXV | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares		57,466,600
Scheme XXXVI | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares			25,390,600